SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2015
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Summary of Selected Statements of Income Data

Financial income, net:

	Year ended December 31,
	2013	2014	2015
Financial income (expenses):

Interest on bank deposits and other	$2,223	$2,053	$2,580
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	3,131	3,404	2,153
Gain from sale of available-for-sale marketable securities	124	424	2,438
Bank charges	(281)	(242)	(157)
Foreign currency translation differences, net	(703)	163	(1,147)

	$4,494	$5,802	$5,867